MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Schedule of Reconciliation of Marketable Securities

	Note	December 31, 2025	December 31, 2024
Balance – beginning of year		$6,142	$92,666
Additions		5,024	900
Dispositions	6(b)	(3,023)	(48,191)
Reclassification of investment in Versamet	6(a)	80,142	—
Received as partial consideration on disposal of assets	5(b)	29,526	—
Change in fair value	6(c)	44,872	(39,233)
Balance – end of year		$162,683	$6,142